Bank Borrowings - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2019 CNY (¥)	Nov. 30, 2018 CNY (¥)	Apr. 30, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Interest expense on bank borrowings				¥ 13,269	¥ 1,148
Bank Borrowing Agreement | Dalian Tongfang | SPD Bank | Puxin Education, Mr. Yunlong Sha and Ms. Wenjing as Joint Guarantors
Debt Instrument [Line Items]
Bank borrowing agreement amount			¥ 10,000
Annual interest rate			6.30%
Bank borrowing term			12 months
Bank Borrowing Agreement | Puxin Education | SPD Bank
Debt Instrument [Line Items]
Bank borrowing agreement amount				¥ 408,600
Annual interest rate				4.35%		4.35%
Deposits amount				¥ 348,090		$ 50,000
Repayment of bank borrowings amount				¥ 94,500
Bank Borrowing Agreement | Puxin Education | SPD Bank | Maximum
Debt Instrument [Line Items]
Bank borrowing term				12 months
Bank Borrowing Agreement | Puxin Education | SPD Bank | Minimum
Debt Instrument [Line Items]
Bank borrowing term				6 months
Bank Borrowing Agreement | Puxin Education | SPD Bank | Puxin Limited as Pledger
Debt Instrument [Line Items]
Bank borrowing agreement amount		¥ 96,600
Annual interest rate		4.35%
Bank borrowing term		6 months
Bank Borrowing Agreement | Puxin Education | Bank of Jiangsu
Debt Instrument [Line Items]
Bank borrowing agreement amount					¥ 4,273
Annual interest rate					6.525%
Bank borrowing term					12 months
Bank Borrowing Agreement | Puxin Education | Xiamen International Bank | Beijing GEDU
Debt Instrument [Line Items]
Bank borrowing agreement amount	¥ 41,000
Annual interest rate	7.00%
Bank borrowing term	6 months